Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended	107 Months Ended	120 Months Ended	121 Months Ended	136 Months Ended	200 Months Ended	209 Months Ended	283 Months Ended				284 Months Ended	286 Months Ended	287 Months Ended	298 Months Ended	881 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.41%	12.62%			12.48%													11.88%
Performance Inception Date	Jul. 31, 1952
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		13.04%	13.12%			12.69%											9.06%
Performance Inception Date	Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.29%	13.11%			12.46%												8.70%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		15.24%	13.06%			12.67%											9.03%
Performance Inception Date	Feb. 15, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		16.83%	13.65%			12.82%										8.80%
Performance Inception Date	Mar. 01, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		17.09%	13.90%			13.07%												8.93%
Performance Inception Date	Mar. 15, 2001
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		17.41%	14.21%	16.81%
Performance Inception Date	Oct. 30, 2020
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		17.51%	14.31%		13.30%
Performance Inception Date	Jan. 27, 2017
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		17.45%	14.25%	16.85%
Performance Inception Date	Oct. 30, 2020
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	14.19%			13.37%				11.21%
Performance Inception Date	Aug. 05, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.57%	12.06%			11.45%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.09%	10.98%			10.58%
R-6
Prospectus [Line Items]
Average Annual Return, Percent		17.52%	14.31%			13.49%			14.20%
Performance Inception Date	May 01, 2009
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		16.23%	13.08%			12.26%							8.38%
Performance Inception Date	May 29, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		16.23%	13.07%			12.26%								8.40%
Performance Inception Date	May 31, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		16.76%	13.57%			12.75%					9.00%
Performance Inception Date	Jun. 04, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		17.09%	13.91%			13.10%						9.15%
Performance Inception Date	May 20, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		17.45%	14.25%			13.43%									9.46%
Performance Inception Date	May 15, 2002
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		16.58%	13.40%			12.59%		11.23%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		17.32%	14.14%			13.32%	12.94%
Performance Inception Date	Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%			14.82%				12.23%